Deposits (Details) - Schedule of Maturities of Outstanding Certificates of Deposit $ in Thousands	Jun. 30, 2023 USD ($)
Schedule of Maturities of Outstanding Certificates of Deposit [Abstract]
2024	$ 119,479
2025	13,081
2026	1,868
2027	1,167
2028 and thereafter	1,720
Total	$ 137,315